Condensed Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	€ 10,322	€ 9,990
Accounts receivable net of allowance of 27 and nil as of December 31, 2011 and June 30, 2012, respectively	5,928	5,128
Accounts receivable from related parties, net of allowance of 850 as of December 31, 2011 and June 30, 2012	165	286
Inventories, net of allowance of 789 and 158 as of December 31, 2011 and June 30, 2012, respectively	3,676	2,946
Prepaid expenses and other current assets	468	488
Total Current Assets	20,559	18,838
Property, manufacturing facility and equipment, net	8,088	8,508
Intangible assets, net of amortization	37	42
Other non-current assets	167	24
Total Assets	28,851	27,412
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	5,602	5,089
Accounts payable to related parties	62	290
Accrued expenses and other current liabilities	1,685	1,131
Income tax payable	890	579
Deferred revenues	0	494
Current portion of capital lease obligations	0	21
Current maturities of long-term debt	480	504
Total Current Liabilities	8,719	8,108
Long-term debt, net of current maturities	1,309	1,545
Termination indemnities	385	376
Total Liabilities	10,413	10,029
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2011 and June 30, 2012; 14,969,150 and 15,018,483 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively)	111,373	110,228
Accumulated deficit	(92,935)	(92,845)
Total Shareholders' Equity	18,438	17,383
Total Liabilities and Shareholders' Equity	€ 28,851	€ 27,412